THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

                                CARILLON ACCOUNT
                              CARILLON LIFE ACCOUNT
                              ("Separate Accounts")

                                 Supplement to:
                   VA I, VA II and VA II SA, Advantage VA III,
                            and Excel Accumulator VUL
                         Prospectuses Dated May 1, 2008
                     Excel Choice VUL and Executive Edge VUL
                       Prospectuses Dated November 5, 2007

                       Supplement Dated December 12, 2008

The Union Central Life Insurance Company has been advised that effective December 12, 2008 the Summit Mutual Funds, Inc., Summit Pinnacle Series will change the name and investment strategy of the Summit Lehman Aggregate Bond Index Portfolio, which is available through subaccounts of the Separate Accounts. In the INVESTMENT OPTIONS section of your prospectus, the portfolio name and its portfolio type / summary of investment strategy are changed to the following:

  ------------------------------------------------------- -------------------------------------------------------
  New Portfolio Name                                      Portfolio Type / Summary of Investment Strategy
  ------------------------------------------------------- -------------------------------------------------------
  Summit Barclays Capital Aggregate Bond Index Portfolio  Index:  Barclays Capital Aggregate Bond Index.
  ------------------------------------------------------- -------------------------------------------------------

All other references to this portfolio in the product prospectuses are changed to the new name effective December 12, 2008.

All other provisions of your policy remain as stated in your policy and prospectus, as previously amended.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
      If you do not have a current prospectus, please contact Union Central at 1-800-825-1551.